UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa D. Crossley
Title:     Director of Compliance
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Lisa D. Crossley     Stamford, CT     May 02, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $375,156 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBEY NATL PLC                 GDR 7.375% PRF   002920809    29910  1179400 SH       SOLE                  1179400        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     7709   290370 SH       SOLE                   290370        0        0
BLACKROCK PFD & CORPORATE IN   COM              09255J101    12650   570600 SH       SOLE                   570600        0        0
BLACKROCK PFD INCOME STRATEG   COM              09255H105    47096  2257200 SH       SOLE                  2257200        0        0
CORTS TR VI IBM DEB            CTF CAL 6.375%   22080F202     5957   236300 SH       SOLE                   236300        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    48215  2166000 SH       SOLE                  2166000        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108    23897  1069450 SH       SOLE                  1069450        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    45846  1983400 SH       SOLE                  1983400        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41013X106      228     9100 SH       SOLE                     9100        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    10712   424401 SH       SOLE                   424401        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882     3404   134000 SH       SOLE                   134000        0        0
PRUDENTIAL PLC                 PER SUB 6.50%    G7293H189    13007   507088 SH       SOLE                   507088        0        0
PRUDENTIAL PLC                 6.75%SUB REG S   G7293H114    29985  1164475 SH       SOLE                  1164475        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR F       780097804     1997    77600 SH       SOLE                    77600        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788    25242  1039610 SH       SOLE                  1039610        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747    10740   426011 SH       SOLE                   426011        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    44511  1741421 SH       SOLE                  1741421        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754    12248   468750 SH       SOLE                   468750        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879     1802    70000 SH       SOLE                    70000        0        0